Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 20,179	$ 32,306
Accounts receivable		8,280
Prepaid expenses, deposits and receivables	1,517	3,076
TOTAL CURRENT ASSETS	21,696	43,662
NON-CURRENT ASSETS
Right-of-use assets, net	1,388	1,177
Property, plant and equipment, net	683	464
Patent rights, net	1,991	1,919
TOTAL NON-CURRENT ASSETS	4,062	3,560
TOTAL ASSETS	25,758	47,222
CURRENT LIABILITIES
Accounts payable and accrued liabilities	7,821	5,616
Current portion of lease obligations	339	346
Warrant derivative liability	263	4,930
TOTAL CURRENT LIABILITIES	8,423	10,892
NON-CURRENT LIABILITIES
Deferred income tax liabilities	56	56
Lease obligations	1,202	981
TOTAL LIABILITIES	9,681	11,929
SHAREHOLDERS’ EQUITY
Share capital	263,871	263,364
Contributed surplus – warrant reserve	11,749	11,749
Contributed surplus	14,448	14,067
Deficit	(273,991)	(253,887)
TOTAL SHAREHOLDERS’ EQUITY	16,077	35,293
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 25,758	$ 47,222